SHARE-BASED AWARDS (Schedule of Stock Options) (Details) - USD ($)		12 Months Ended
	Feb. 18, 2014	Dec. 31, 2019	Dec. 31, 2018
Number of Shares
Outstanding, beginning balance		3,130,113
Granted	3,479,604
Forfeited		(355,884)
Outstanding, ending balance		2,774,229	3,130,113
Exercisable		2,774,229
Weighted Average Exercise Price
Outstanding, beginning balance		$ 2.21
Granted	$ 2.04
Forfeited		3.55
Outstanding, ending balance		2.04	$ 2.21
Exercisable		2.04
Weighted Average Grant-date Fair Value
Outstanding, beginning balance		0.61
Forfeited		1.25
Outstanding, ending balance		0.65	$ 0.61
Exercisable		$ 0.65
Weighted Average Remaining Contractual Term (Years)
Outstanding		2 years 1 month 21 days	3 years 1 month 21 days
Forfeited		0 years
Exercisable		2 years 1 month 21 days
Aggregate Intrinsic Value
Outstanding at Begining of the period		$ 0
Exercisable		0
Outstanding at Ending of the period		$ 0	$ 0